Segment Reporting - Service and Product Segment (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2022 segment	Sep. 30, 2021	Dec. 31, 2021
Segment Reporting Information [Line Items]
Number of operating Segments			2	2
Number of mining pool operators	1		1	1
Number of suppliers	1		1	1		1
Revenue from Contract with Customer Benchmark | Customer A | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	23.60%	12.80%	21.10%		14.20%
Revenue from Contract with Customer Benchmark | Customer B | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	12.60%	0.00%	12.90%		0.00%
Revenue from Contract with Customer Benchmark | Customer C | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	13.30%	0.00%	0.00%		0.00%
Revenue from Contract with Customer Benchmark | Customer D | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	0.00%	10.20%	0.00%		0.00%
Revenue from Contract with Customer Benchmark | Customer B | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	0.00%	10.20%	0.00%		0.00%
Accounts Receivable | Customer A | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage			20.50%		26.30%
Accounts Receivable | Customer B | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage			18.10%		10.60%
Accounts Receivable | Customer C | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage			14.90%		0.00%
Accounts Receivable | Customer D | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage			12.10%		19.60%
Accounts Receivable | Customer B | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage			11.40%		0.00%
Accounts Receivable | Customer F | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage			0.00%		25.50%